Inventories, Net	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories, Net
6	INVENTORIES, NET

	As of December 31,
	2023	2024
	RMB	RMB	US$
Raw materials	42,703	32,827	4,497
Work in progress	5,258	6,617	907
Finished goods	21,059	14,319	1,962
Contract cost	—	8,862	1,214

	69,020	62,625	8,580